Columbia Funds Series Trust II
225 Franklin Street
Boston, MA 02110
July 14, 2021
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant) Columbia Seligman Technology and Information Fund (the Fund) (prior to June 9, 2021, known as Columbia Seligman Communications and Information Fund)
Post-Effective Amendment No. 221 File No. 333-131683 /811-21852
Dear Mr. Cowan:
Enclosed for filing on behalf of the Registrant is Post-Effective Amendment 221 to the registration statement of the Registrant on Form N-1A (the “Amendment”) under Rule 485(a)(1) of the Securities Act of 1933. The purpose of the Amendment is to update the Fund’s prospectus and Statement of Additional Information (SAI) to reflect changes to principal investment strategies and principal risks.
Registrant respectfully requests selective review of this Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectus and SAI, except for Principal Investment Strategies, Principal Risks and Primary Service Providers – The Investment Manager (Portfolio Managers subsection) of the prospectus are identical or substantially similar to those found in prior filings by the Registrant.
No fees are required in connection with this filing.
If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II